Shareholder Report, Line Graph (Details) 194068_Innovator Equity Defined Protection ETF - 1 Yr December_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Nov. 29, 2024	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 1 Yr December
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Equity Defined Protection ETF - 1 Yr December NAV
Accumulated Value	$ 10,000	$ 10,641
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 11,472
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500
Accumulated Value	$ 10,000	$ 11,339